T H E   A D A M S   E X P R E S S   C O M P A N Y
-------------------------------------------------




Board of Directors

Enrique R. Arzac(3,4)              Augustine R. Marusi(1,3)
Leigh Carter(1,2)                  W. Perry Neff(1,4)
Allan Comrie(1,3)                  Douglas G. Ober(1)
Daniel E. Emerson(1,3)             Landon Peters(1,3)
Thomas H. Lenagh(2,4)              John J. Roberts
W.D. MacCallan(2,4)                Robert J.M. Wilson(2,4)


1. Member of Executive Committee
2. Member of Audit Committee
3. Member of Compensation Committee
4. Member of Retirement Committee

Officers

Douglas G. Ober                Chairman and
                                Chief Executive Officer
Joseph M. Truta                President
Richard F. Koloski             Executive Vice President
Richard B. Tumolo              Vice President--Research
Simeon F. Wooten, III          Vice President--Research
Lawrence L. Hooper, Jr.        Secretary and
                                General Counsel
Maureen A. Jones               Treasurer
R. M. Carlsson                 Assistant Treasurer
Geraldine H. Stegner           Assistant Secretary

                       ----------
                       Stock Data
                       ----------
Price (3/31/97)                          $20.25
Net Asset Value (3/31/97)                $23.80
Discount:                                 14.9%

New York Stock Exchange and Pacific Stock Exchange ticker symbol: ADX Newspaper stock listings are generally under the abbreviation: AdaEx

                 ---------------------
                 Distributions in 1997
                 ---------------------
From Investment Income                    $0.15
   (paid or declared)
From Net Realized Gains                    0.09
                                          -----
    Total                                 $0.24
                                          =====

              ---------------------------
              1997 Dividend Payment Dates
              ---------------------------
                  March 1, 1997
                  June 1, 1997
                  September  1, 1997*
                  December  27, 1997*

            *Anticipated

[recycled logo] Printed on recycled paper



F I R S T   Q U A R T E R   R E P O R T
---------------------------------------
               March 31, 1997



       [Adams Express Company Logo](TM)


B U I L D I N G   F O R   T H E   F U T U R E
W I T H   S O L I D   I N V E S T M E N T S(R)

                  L E T T E R   T O   S T O C K H O L D E R S
--------------------------------------------------------------------------------

We are pleased to submit the financial statements of the Company for the three months ended March 31, 1997, a schedule of investments and a list of principal changes in portfolio securities for the first quarter.

Net assets of the Company at March 31, 1997 were $23.80 per share as compared with $23.71 per share at December 31, 1996 on the 48,036,528 shares outstanding on each date. The total return on net assets (with reinvestment of income and capital gains distributions) for the period was 1.1%. On March 1, 1997, a distribution of $0.12 per share was paid consisting of $0.08 from 1996 long-term capital gain, $0.01 from 1996 short-term capital gain, $0.01 from 1996 investment income and $0.02 from 1997 investment income. All are taxable in 1997. A regular 1997 investment income dividend of $0.12 per share has been declared to shareholders of record May 19, 1997, payable June 1, 1997.

Net investment income for the three months ended March 31, 1997 amounted to $4,948,637 compared with $5,403,958 for the same period in 1996. These earnings are equal to $0.10 and $0.12, respectively, per share, on the average number of shares outstanding during each period.

Net capital gain realized on investments for the three months ended March 31, 1997 amounted to $31,689,791, the equivalent of $0.66 per share.

The Annual Shareholders Meeting was held on March 25, 1997 in San Francisco, California, where a substantial number of shareholders live. Attendance at the meeting was the highest in a number of years. Upon conclusion of the formal segment of the meeting, management reviewed the portfolio's performance in 1996 and discussed the outlook for the future. Stockholder questions were then entertained on subjects ranging from specific stock holdings to the Company's expense ratio, among the lowest in the industry. The results of the voting at the Annual Meeting are shown on page 10.

Mr. Jeffrey G. Whitney, Vice President and Secretary, elected to take early retirement from the Company after twenty-four years of much-appreciated service. Mr. Lawrence L. Hooper, Jr., a partner in the Baltimore, Maryland-based law firm of Tydings &Rosenberg LLP, was elected Secretary and General Counsel effective April 1, 1997. Ms. Joan E. Sinclair, Vice President-Research, retired on March 31, 1997 after twenty-two years of service.

The Company is an internally managed equity fund whose investment policy is essentially based on the primary objectives of preservation of capital, the attainment of reasonable income from investments and, in addition, an opportunity for capital appreciation.



By order of the Board of Directors,



/s/ Douglas G. Ober        /s/ Joseph M. Truta
-------------------        -------------------
Douglas G. Ober,           Joseph M. Truta,

Chairman and Chief         President
Executive Officer

April 18, 1997

     S T A T E M E N T   O F   A S S E T S   A N D   L I A B I L I T I E S
--------------------------------------------------------------------------------
                           March 31, 1997 (unaudited)


Assets
Investments* at value:
   Non-controlled affiliate, Petroleum & Resources
     Corporation (cost $22,153,015)                                               $ 38,233,399
   Common stocks and convertible securities
     (cost $633,378,663)                                                         1,013,179,561
   Short-term investments (cost $85,471,426)                                        85,471,426   $1,136,884,386
----------------------------------------------------------------------------------------------
Cash                                                                                                    141,566
Receivables:
   Investment securities sold                                                                         5,364,037
   Dividends and interest                                                                             2,045,569
Prepaid expenses and other assets                                                                     3,518,287
---------------------------------------------------------------------------------------------------------------------------
      Total Assets                                                                                1,147,953,845
---------------------------------------------------------------------------------------------------------------------------
Liabilities
Investment securities purchased                                                                       2,456,269
Open option contracts at value (proceeds $684,200)                                                      539,830
Accrued expenses                                                                                      1,746,779
---------------------------------------------------------------------------------------------------------------------------
      Total Liabilities                                                                               4,742,878
---------------------------------------------------------------------------------------------------------------------------
      Net Assets                                                                                 $1,143,210,967
===========================================================================================================================

NET ASSETS
Common Stock at par value $1.00 per share, authorized 75,000,000
 shares; issued and outstanding 48,036,528 shares                                                 $  48,036,528
Additional capital surplus                                                                          661,729,190
Undistributed net investment income                                                                   5,680,835
Undistributed net realized gain on investments                                                       31,738,762
Unrealized appreciation on investments                                                              396,025,652
---------------------------------------------------------------------------------------------------------------------------
      Net Assets Applicable to Common Stock                                                      $1,143,210,967
===========================================================================================================================
      Net Asset Value Per Share of Common Stock                                                          $23.80
===========================================================================================================================

*See Schedule of Investments on pages 6 through 8.

The accompanying notes are an integral part of the financial statements.

                 S T A T E M E N T   O F   O P E R A T I O N S
--------------------------------------------------------------------------------
                 Three Months Ended March 31, 1997 (unaudited)


Investment Income
   Income:
      Dividends:
         From unaffiliated issuers                                                                 $ 4,358,580
         From non-controlled affiliate                                                                 137,468
      Interest                                                                                       1,615,187
---------------------------------------------------------------------------------------------------------------------------
         Total income                                                                                6,111,235
---------------------------------------------------------------------------------------------------------------------------
   Expenses:
      Investment research                                                                              602,405
      Administration and operations                                                                    140,198
      Directors' fees                                                                                   43,600
      Reports and stockholder communications                                                            68,822
      Transfer agent, registrar and custodian expenses                                                  97,318
      Auditing services                                                                                 14,970
      Legal services                                                                                    14,400
      Occupancy and other office expenses                                                               50,359
      Travel, telephone and postage                                                                     51,102
      Other                                                                                             79,424
---------------------------------------------------------------------------------------------------------------------------
         Total expenses                                                                              1,162,598
---------------------------------------------------------------------------------------------------------------------------
         Net Investment Income                                                                       4,948,637
---------------------------------------------------------------------------------------------------------------------------
Realized Gain and Change in Unrealized Appreciation on Investments
   Net realized gain on security transactions                                                       31,598,145
   Net realized gain distributed by regulated investment company (non-controlled affiliate)             91,646
   Change in unrealized appreciation on investments                                                (26,423,473)
---------------------------------------------------------------------------------------------------------------------------
         Net Gain on Investments                                                                     5,266,318
---------------------------------------------------------------------------------------------------------------------------
Change in Net Assets Resulting from Operations                                                    $ 10,214,955
===========================================================================================================================



      S T A T E M E N T   O F   C H A N G E S   I N   N E T   A S S E T S
--------------------------------------------------------------------------------

                                                                                Three Months       Year Ended
                                                                            Ended March 31, 1997  Dec. 31, 1996
                                                                            --------------------  -------------
                                                                                 (unaudited)
From Operations:
   Net investment income                                                          $ 4,948,637   $   24,237,044
   Net realized gain on investments                                                31,689,791       57,853,036
   Change in unrealized appreciation on investments                               (26,423,473)     113,359,376
---------------------------------------------------------------------------------------------------------------------------
      Change in net assets resulting from operations                               10,214,955      195,449,456
---------------------------------------------------------------------------------------------------------------------------
Dividends to Stockholders from:
   Net investment income                                                           (1,441,096)     (24,006,069)
   Net realized gain from investment transactions                                  (4,323,288)     (55,398,620)
---------------------------------------------------------------------------------------------------------------------------
      Decrease in net assets from distributions                                    (5,764,384)     (79,404,689)
---------------------------------------------------------------------------------------------------------------------------
From Capital Share Transactions:
   Value of common shares issued in payment of optional distributions                 -0-           36,484,715
---------------------------------------------------------------------------------------------------------------------------
      Total increase in net assets                                                  4,450,571      152,529,482
Net Assets:
   Beginning of period                                                          1,138,760,396      986,230,914
---------------------------------------------------------------------------------------------------------------------------
   End of period (including undistributed net investment
     income of $5,680,835 and $2,173,294, respectively)                        $1,143,210,967   $1,138,760,396
===========================================================================================================================

The accompanying notes are an integral part of the financial statements.

N O T E S   T O   F I N A N C I A L   S T A T E M E N T S   (U N A U D I T E D)
--------------------------------------------------------------------------------

1. Significant Accounting Policies

The Adams Express Company (the Company) is registered under the Investment Company Act of 1940 as a diversified investment company. The Company's investment objectives as well as the nature and risk of its investment transactions are set forth in the Company's registration statement.

Security Valuation -- Investments in securities traded on a national security exchange are valued at the last reported sale price on the day of valuation. Over-the-counter and listed securities for which a sale price is not available are valued at the last quoted bid price. Short-term investments are valued at amortized cost. Options are valued at the last sale price or last quoted asked price.

Affiliated Companies -- Investments in companies 5% or more of whose outstanding voting securities are held by the Company are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940.

Security Transactions and Investment Income -- Investment transactions are accounted for on the trade date. Gain or loss on sales of securities and options is determined on the basis of identified cost. Dividend income and distributions to shareholders are recognized on the ex-dividend date, and interest income is recognized on the accrual basis.

2. Federal Income Taxes

The Company's policy is to distribute all of its taxable income to its shareholders in compliance with the requirements of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. For federal income tax purposes, the identified cost of securities including options, at March 31, 1997 was $741,065,365, and net unrealized appreciation aggregated $396,503,221, of which the related gross unrealized appreciation and depreciation were $412,584,972 and $16,081,751, respectively.

Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Accordingly, periodic reclassifications are made within the Company's capital accounts to reflect income and gains available for distribution under income tax regulations.

3. Investment Transactions

Purchases and sales of portfolio securities, other than options and short-term investments, during the three months ended March 31, 1997 were $60,143,406 and $96,644,269, respectively. Option transactions comprised an insignificant portion of operations during the period ended March 31, 1997. All investment decisions are made by a committee, and no one person is primarily responsible for making recommendations to that committee.

4. Capital Stock

The Company may purchase shares of its Common Stock from time to time at such prices and amounts as the Board of Directors may deem advisable. No purchases were made during the three months ended March 31, 1997.

The Company has 10,000,000 unissued preferred shares without par value.

The Company has an employee incentive stock option and stock appreciation rights plan which provides for the issuance of options and stock appreciation rights for the purchase of up to 2,050,000 shares of the Company's common stock at 100% of the fair market value at date of grant. Options are exercisable beginning not less than one year after the date of grant and extend and vest over ten years from the date of grant. Stock appreciation rights are exercisable beginning not less than two years after the date of grant and extend over the period during which the option is exercisable. The stock appreciation rights allow the optionees to surrender their rights to exercise their options and receive cash or shares in an amount equal to the difference between the option price and the fair market value of the common stock at the date of surrender. Under the plan, the exercise price of the options and related stock appreciation rights is reduced by the per share amount of capital gain paid by the Company during subsequent years. At the beginning of 1997, 396,175 options were outstanding at exercise prices of $7.480-$19.535. During the three months ended March 31, 1997, no options or stock appreciation rights were granted; stock appreciation rights relating to 44,416 stock option shares were exercised at market prices of $20.375-$20.500 per share and the stock options relating to these rights, which had exercise prices of $8.005-$15.255 per share, were cancelled. At March 31, 1997, there were outstanding exercisable options to purchase 85,693 common shares at $7.4800-$17.1475 per share and unexercisable options to purchase 266,066 common shares at $13.195-$19.535 per share. Total compensation expense recognized for the three months ended March 31, 1997 related to the stock options and stock appreciation rights plan was $380,752. At March 31, 1997, there were 913,825 shares available for future option grants.

5. Retirement Plans

The Company provides retirement benefits for its employees under a non-contributory qualified defined benefit pension plan. The benefits are based on years of service and compensation during the last 36 months of employment. The Company's current funding policy is to contribute annually to the plan only those amounts that can be deducted for federal income tax purposes. The plan assets consist primarily of investments in mutual funds.

The actuarially computed net pension cost credit for the three months ended March 31, 1997 was $127,901, and consisted of service expense of $44,669, interest expense of $81,593, expected return on plan assets of $191,836, and a net amortization credit of $62,327.

In determining the actuarial present value of the projected benefit obligation, the interest rate used for the weighted-average discount rate was 7.50%, the expected rate of annual salary increases was 7.0%, and the expected long-term rate of return on plan assets was 8.0%.

On January 1, 1997, the accumulated benefit obligation, including vested benefits, was $3,567,110. The fair value of the plan assets was $9,715,752 and the projected benefit obligation for service rendered to date was $4,475,562, which resulted in excess plan assets of $5,240,190. The remaining components of prepaid pension cost at January 1, 1997 included $2,029,896 in unrecognized net gain, $508,900 in unrecognized prior service cost and $623,224 is the remaining portion of the unrecognized net asset existing at January 1, 1987, which is being amortized

N O T E S   T O   F I N A N C I A L   S T A T E M E N T S   (C O N T I N U E D)
--------------------------------------------------------------------------------

over 15 years. Prepaid pension cost included in other assets at March 31, 1997 was $3,223,871.

In addition, the Company has a nonqualified unfunded benefit plan which provides employees with defined retirement benefits to supplement the qualified plan. The Company does not provide postretirement medical benefits.

6. Expenses

The cumulative amount of accrued expenses at March 31, 1997 for employees and former employees of the Company was $1,622,933. Aggregate remuneration paid or accrued during the three months ended March 31, 1997 to officers and directors amounted to $716,813.

Research, accounting and other office services provided to and reimbursed by the Company's non-controlled affiliate, Petroleum & Resources Corporation, amounted to $134,223 for the three months ended March 31, 1997.

7. Portfolio Securities Loaned

The Company makes loans of securities to brokers, secured by cash deposits, U.S. Government securities, or bank letters of credit, the value of which exceeds the market value of such loaned securities. The Company receives compensation for lending securities in the form of fees. The Company continues to receive dividends on the securities loaned. At March 31, 1997, the value of security loans outstanding was $42,506,600.



                    F I N A N C I A L   H I G H L I G H T S
--------------------------------------------------------------------------------




                                      Three Months Ended
                                    ----------------------
                                          (unaudited)                     Year Ended December 31
                                     March 31,  March 31,     ----------------------------------------------
                                       1997       1996        1996       1995       1994      1993     1992
                                    ---------- -----------    -----     ------     ------    ------   ------
Per Share Operating Performance
Net asset value, beginning of period  $23.71     $21.36      $21.36     $17.98     $19.78    $20.48    $20.21
---------------------------------------------------------------------------------------------------------------------------
Net investment income                   0.10       0.12        0.52       0.50       0.51      0.48      0.46
Net realized gains and change in
   unrealized appreciation and other
   changes                              0.11       0.79        3.55       4.54      (0.71)     1.18      1.43
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations        0.21       0.91        4.07       5.04      (0.20)     1.66      1.89
Less distributions
Dividends from net investment
   income                              (0.03)     (0.09)      (0.52)     (0.52)     (0.50)    (0.45)    (0.46)
Distributions from net realized gains  (0.09)     (0.03)      (1.20)     (1.14)     (1.10)    (1.18)    (1.16)
---------------------------------------------------------------------------------------------------------------------------
Total distributions                    (0.12)     (0.12)      (1.72)     (1.66)     (1.60)    (1.63)    (1.62)
Dilution resulting from the rights
   offering                              --         --         --         --         --       (0.73)     --
Net asset value, end of period        $23.80     $22.15      $23.71     $21.36     $17.98    $19.78    $20.48
===========================================================================================================================
Per share market price, end of period $20.25     $19.125     $19.75     $18.50     $15.625   $17.875   $20.00
Total Investment Return
Based on market price                   3.1%       4.0%       16.4%      29.5%      (3.7)%    (2.7)%    14.1%
Ratios/Supplemental Data
Net assets, end of period
   (in 000's)                      $1,143,211 $1,022,614  $1,138,760   $986,231   $798,298  $840,610  $696,925
Ratio of expenses to average
   net assets                           0.40%+     0.44%+      0.34%      0.46%      0.33%     0.36%     0.49%
Ratio of net investment income to
   average net assets                   1.70%+     2.14%+      2.30%      2.51%      2.65%     2.33%     2.30%
Portfolio turnover                     22.01%+    15.23%+     19.60%     23.98%     19.23%    21.40%    17.97%
Average brokerage commission rate      $0.06      $0.07       $0.07        --         --        --       --
Number of shares outstanding at
   end of period (in 000's)            48,037     46,166      48,037     46,166     44,390    42,498    34,027

+ Ratios presented on an annualized basis.


   This report, including the financial statements herein, is transmitted to the stockholders of The Adams Express Company for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Company or of any securities mentioned in the report.

                 S C H E D U L E   O F   I N V E S T M E N T S
--------------------------------------------------------------------------------
                           March 31, 1997 (unaudited)




                                        Prin. Amt.
                                        or Shares    Value(A)
                                        ----------   --------
Stocks And Convertible
   Securities -- 92.0%
 Basic Materials -- 4.1%
   Consolidated Papers, Inc.              100,000 $  5,212,500
   du Pont (E.I.) de
      Nemours & Co.                       140,000   14,840,000
   Inco Ltd. 5.75% Conv.
      Debs. due  2004                  $4,000,000    4,970,000
   Kimberly-Clark Corp.                   170,000   16,915,000
   Olin Corp.                             127,200    5,056,200
                                                  ------------
                                                    46,993,700
                                                  ------------
 Capital Goods -- 11.0%
   Boeing Co.                              99,200    9,783,600
   Caterpillar Inc.                       135,000   10,833,750
   Cemex, S.A. de C.V. 4.25%
      Conv. Sub. Debs. due 1997(B)     $4,000,000    3,920,000
   Cooper Industries, Inc. 7.05%
      Conv. Sub. Debs. due 2015        $3,279,000    3,475,740
   Deere & Co.                            270,000   11,745,000
   Dover Corp.                             68,600    3,601,500
   Emerson Electric Co.                    73,000    3,285,000
   General Electric Co.                   340,000   33,745,000
   The BFGoodrich Co.                     110,000    4,028,750
   Minnesota Mining &
      Manufacturing Co.                   200,000   16,925,000
   Pall Corp.                             450,000   10,406,250
   Rockwell International Corp.           215,000   13,948,125
                                                  ------------
                                                   125,697,715
                                                  ------------
 Consumer -- 13.6%
   Consumer Distribution -- 2.0%
   Borders Group, Inc. (C)                390,000    7,410,000
   Dillard Department Stores, Inc.        200,000    6,300,000
   Penney (J.C.) Co., Inc.                200,000    9,525,000
                                                  ------------
                                                    23,235,000
                                                  ------------
   Consumer Services  -- 3.2%
   Cracker Barrel Old Country
      Store, Inc.                         350,000    9,143,750+
   McDonald's Corp.                       315,000   14,883,750
   Scandinavian Broadcasting
      System SA 7.25% Conv. Sub.
      Debs. due 2005                   $3,000,000    2,670,000+
   Studio Plus Hotels (C)                  37,500      646,875
   Time Warner Inc.                       150,000    6,487,500
   US WEST Media Group, Inc. (C)          150,000    2,775,000
                                                  ------------
                                                    36,606,875
                                                  ------------

                                        Prin. Amt.
                                        or Shares    Value(A)
                                        ----------   --------
   Consumer Staples -- 8.4%
   CPC International Inc.                 127,500 $ 10,455,000
   Campbell Soup Co.                      380,000   17,622,500
   Coca-Cola Co.                          180,000   10,035,000
   Crown Cork &
      Seal Co., Inc.                      205,000   10,583,125
   Gillette Co.                           239,560   17,398,045
   Interstate Bakeries Corp.              130,000    6,142,500
   PepsiCo, Inc.                          320,000   10,360,000
   Procter & Gamble Co.                   115,000   13,196,250
                                                  ------------
                                                    95,792,420
                                                  ------------
 Energy -- 9.1%
   British Petroleum plc ADR               80,000   10,980,000
   Enron Corp. 6.25%
      Exch. Notes due 1998                411,900    8,855,850
   MCN Corp.                              400,000   11,250,000
   Mobil Corp.                             60,000    7,837,500
   Petroleum & Resources
      Corporation (D)                   1,145,570   38,233,399
   Royal Dutch Petroleum Co.               45,000    7,875,000
   Schlumberger Ltd.                       54,200    5,812,950
   Union Pacific Resources Group Inc.     275,102    7,358,979
   Unocal Capital Trust
     $3.125 Conv. Pfd.                    111,600    6,026,400+
                                                  ------------
                                                   104,230,078
                                                  ------------
 Financial -- 12.3%
   Banking -- 7.5%
   Associates First Capital Corp.
      Ser. A                               75,000    3,225,000
   Federal Home Loan Mortgage Corp.       360,000    9,810,000
   Investors Financial Services Corp.     276,200    8,458,625+
   Mellon Bank Corp.                      165,000   12,003,750
   National City Corp.                     80,000    3,730,000
   Norwest Corp.                          330,000   15,262,500
   Peoples Heritage Financial Group       237,000    7,287,750+
   Provident Bankshares Corp.             131,250    5,053,125+
   Southwest Bancorp. of Texas, Inc. (C)   85,000    1,636,250
   Wachovia Corp.                         190,000   10,355,000
   Wilmington Trust Corp.                 210,000    8,925,000+
                                                  ------------
                                                    85,747,000
                                                  ------------
6

      S C H E D U L E   O F   I N V E S T M E N T S   (C O N T I N U E D)
--------------------------------------------------------------------------------
                           March 31, 1997 (unaudited)


                                         Prin. Amt.
                                         or Shares    Value(A)
                                         ----------   --------
   Insurance -- 4.8%
   AMBAC Inc.                             199,800  $12,887,100
   American International Group, Inc.     180,000   21,127,500
   Reinsurance Group of America, Inc.     199,900    9,695,150
   Salomon Inc. 7.625% Exch. Notes
      due 1999 (B)                        375,000   10,875,000
                                                   -----------
                                                    54,584,750
                                                   -----------
 Health Care -- 10.4%
   Drugs -- 5.8%
   ALZA Corp. (C)                         460,000   12,650,000
   Elan Corp., plc ADR (C)                460,000   15,697,500
   Lilly (Eli) & Co.                      150,000   12,337,500
   Merck & Co., Inc.                      160,000   13,480,000
   SmithKline Beecham plc ADR             180,000   12,600,000
                                                   -----------
                                                    66,765,000
                                                   -----------
   Medical Supplies and Services -- 4.6%
   Abbott Laboratories                    250,000   14,031,250
   Allergan, Inc.                         151,300    4,406,613
   Beckman Instruments, Inc.              175,000    7,350,000
   Integrated Health Services, Inc.
      5.75% Conv. Sub. Debs. due 2001  $6,675,000    6,942,000
   Integrated Health Services, Inc.
      6% Conv. Sub. Debs. due 2003       $500,000      525,000
   Life Technologies, Inc.                307,500    8,071,875+
   MedPartners Inc. (C)                   373,000    7,926,250
   ONCOR, Inc. (C)                        900,000    3,262,500
                                                   -----------
                                                    52,515,488
                                                   -----------
 Technology -- 14.4%
   Communication Equipment  -- 4.6%
   Ericsson (L.M.) Telephone Co. 4.25%
      Conv. Sub. Debs. due 2000          $120,000      555,000+
   Ericsson (L.M.) Telephone Co. ADR      440,000   14,877,500+
   Lucent Technologies Inc.                64,816    3,402,840
   Motorola, Inc. LYONs due 2009         $650,000      725,563
   Motorola, Inc.                         160,000    9,680,000
   NEXTEL Communications, Inc.            120,000    1,605,000
   Nokia Corp. Pfd. ADR                   150,000    8,737,500
   Northern Telecom Ltd.                  190,000   12,421,250
                                                   -----------
                                                    52,004,653
                                                   -----------
   Computer Related -- 5.9%
   Computer Sciences Corp.(C)             136,000    8,449,000
   DST Systems Inc. (C)                   175,000    4,987,500
   Electronic Data Systems Corp.          168,936    6,778,557
   First Data Corp.                       343,980   11,652,323
   QuickResponse Services, Inc. (C)       355,000    9,363,125+
   Sabre Group Holdings, Inc. (C)         455,000   11,488,750
   Sterling Commerce, Inc. (C)            344,657    9,995,053
   Sterling Software, Inc. (C)            185,000    5,110,625
                                                   -----------
                                                    67,824,933
                                                   -----------



                                         Prin. Amt.
                                         or Shares    Value(A)
                                         ----------   --------

   Electronics -- 3.9%
   Intel Corp.                             75,000  $   10,434,375+
   Itron, Inc. (C)                        195,000       3,705,000+
   Solectron Corp. (C)                    300,000      15,037,500
   Verifone, Inc. (C)                     476,000      15,470,000
                                                   --------------
                                                       44,646,875
                                                   --------------
 Transportation -- 4.3%
   Delta Air Lines, Inc.                  150,071      12,624,723
   Federal Express Corp. (C)              210,000      10,946,250
   Illinois Central Corp.                 210,000       6,641,250
   Ryder System, Inc.                     400,000      11,700,000
   Union Pacific Corp.                    130,000       7,377,500
                                                   --------------
                                                       49,289,723
                                                   --------------
 Utilities -- 12.7%
   Electric And Gas Utilities-- 6.3%
   Black Hills Corp.                      365,400       9,591,750
   CINergy Corp.                          300,000      10,237,500
   DPL Inc.                               400,000       9,650,000
   Empresa Nacional de
      Electricidad, S.A. ADR              150,000       9,731,250
   LG&E Energy Corp.                      400,000       9,650,000
   Public Service Co. of Colo.            250,000       9,687,500
   TECO Energy, Inc.                      300,000       7,200,000
   Washington Gas Light Co.               257,000       5,782,500
                                                   --------------
                                                       71,530,500
                                                   --------------
   Telephone Utilities -- 6.4%
   AirTouch Communications (C)            200,000       4,600,000
   Ameritech Corp.                        155,000       9,493,750
   Bell Atlantic Corp.                    100,000       6,075,000
   BellSouth Corp.                        220,000       9,267,500
   GTE Corp.                              250,000      11,656,250
   LCI International, Inc. (C)            335,000       5,611,250
   SBC Communications Inc.                200,000      10,500,000
   Tele Danmark A/S ADS                   260,000       6,792,500
   WorldCom, Inc.                         420,000       9,240,000
                                                   --------------
                                                       73,236,250
                                                   --------------
 Other -- 0.1%
   Stocks under accumulation                              712,000
                                                   --------------
 Total Stocks and Convertible
   Securities
   (Cost $655,531,678)(E)                           1,051,412,960
                                                   --------------

      S C H E D U L E   O F   I N V E S T M E N T S   (C O N T I N U E D)
--------------------------------------------------------------------------------
                           March 31, 1997 (unaudited)


                                     Prin. Amt.     Value(A)
                                     ----------     --------

Short-Term Investments -- 7.5%
   Certificates of Deposit -- 4.4%
   Mercantile-Safe Deposit &
      Trust Co., 5.56%,
      due 4/3/97-4/10/97            $10,000,000   $10,000,000
   NBD Bank N.A., Detroit,
      5.28%, due 4/24/97             10,000,000    10,000,000
   Northern Trust Co., Chicago,
      5.26%, due 4/17/97             10,000,000    10,000,000
   Old Kent Bank & Trust Co.,
      5.45%, due 5/1/97               5,000,000     5,000,000
   U.S. Bank of Washington,
      5.31%, due 4/17/97              5,000,000     5,000,000
   Wachovia Bank of Georgia N.A.,
      5.53%, due 5/1/97              10,000,000    10,000,000
                                                  -----------
                                                   50,000,000
                                                  -----------
   Commercial Paper -- 3.1%
   Chevron UK Investment PLC,
      5.30%, due 4/10/97              8,050,000     8,039,020




                                     Prin. Amt.     Value(A)
                                     ----------     --------

   Coca-Cola Co.,
      5.35%, due 4/30/97             $5,685,000  $    5,659,871
   Ford Motor Credit Corp.,
      5.32-5.35%,
      due 4/17/97-4/24/97             9,905,000       9,871,871
   General Electric Capital Corp.,
      5.30%, due 4/3/97               7,030,000       7,027,859
   USAA Capital Corp.,
      5.55%, due 5/6/97               4,900,000       4,872,805
                                                 --------------
                                                     35,471,426
                                                 --------------
Total Short-Term Investments
   (Cost $85,471,426)                                85,471,426
                                                 --------------
Total Investments
   (Cost $741,003,104)                            1,136,884,386
   Cash, receivables and other
      assets, less liabilities                        6,326,581
                                                 --------------
Net Assets-- 100.0%                              $1,143,210,967
                                                 ==============


================================================================================
Notes:
(A) See note 1 to financial statements. Securities are listed on the New York Stock Exchange, the American Stock Exchange or the Toronto Stock Exchange except restricted securities and also those marked (+), which are traded "Over-the-Counter."
(B) Restricted securities (Cemex, S.A. de C.V. 4.25% Conv. Sub. Debs. due 1997, acquired 9/28/94, cost $4,053,999, Salomon Inc. 7.625% Exch. Notes due 1999, acquired 5/8/96, cost $10,017,100).
(C) Presently non-dividend paying.
(D) Non-controlled affiliate.
(E) The aggregate market value of stocks held in escrow at March 31, 1997 covering open call contracts written was $26,245,625. In addition, the required aggregate market value of securities segregated by the custodian to collateralize open put option contracts written was $5,837,500.



         H I S T O R I C A L   F I N A N C I A L   S T A T I S T I C S
--------------------------------------------------------------------------------

                                                                        Net         Dividends    Distributions
                                                                       Asset          from           from
                                                       Common          Value     Net Investment  Net Realized
                                     Value of          Shares           per          Income          Gains
Dec. 31                             Net Assets       Outstanding       Share        per Share      per Share
-------                             ----------       -----------       -----     --------------  -------------
1987...........................   $ 427,225,965      26,833,998       $15.92          $.78           $2.66
1988...........................     455,825,580      28,295,508        16.11           .50            1.32
1989...........................     550,091,129      29,982,939        18.35           .70            1.36
1990...........................     529,482,769      31,479,340        16.82           .66            1.06
1991...........................     661,895,779      32,747,497        20.21           .54            1.09
1992...........................     696,924,779      34,026,625        20.48           .46            1.16
1993...........................     840,610,252      42,497,665        19.78           .45            1.18
1994...........................     798,297,600      44,389,990        17.98           .50            1.10
1995...........................     986,230,914      46,165,517        21.36           .52            1.14
1996...........................   1,138,760,396      48,036,528        23.71           .52            1.20
March 31, 1997 (unaudited) ....   1,143,210,967      48,036,528        23.80           .15*            .09

-------------
*paid or declared.

          P R I N C I P A L   C H A N G E S   I N   P O R T F O L I O
                              S E C U R I T I E S
--------------------------------------------------------------------------------
            During the Three Months Ended March 31, 1997 (unaudited)


                                                                           Shares or Principal Amount
                                                                ------------------------------------------------
                                                                                                       Held
                                                                Additions        Reductions       March 31, 1997
                                                                ---------        ----------       --------------
ALZA Corp.                                                        460,000                              460,000
Black Hills Corp.                                                  52,700                              365,400
Borders Group, Inc.                                               195,000(1)                           390,000
Campbell Soup Co.                                                 190,000(1)                           380,000
Emerson Electric Co.                                               36,500(1)                            73,000
Federal Express Corp.                                             210,000                              210,000
Federal Home Loan Mortgage Corp.                                  270,000(1)                           360,000
Gillette Co.                                                      239,560(2)                           239,560
Inco Ltd. 5.75% Conv. Debs. due 2004                           $4,000,000                           $4,000,000
Interstate Bakeries Corp.                                          46,600                              130,000
Investors Financial Services Corp.                                 45,000                              276,200
NEXTEL Communications, Inc.                                       120,000(3)                           120,000
Olin Corp.                                                        127,200                              127,200
Public Service Co. of Colo.                                        40,000                              250,000
QuickResponse Services, Inc.                                      137,000                              355,000
Southwest Bancorp. of Texas, Inc.                                  85,000                               85,000
Studio Plus Hotels                                                227,500            190,000            37,500
Verifone, Inc.                                                    163,500                              476,000
WorldCom, Inc.                                                    420,000(4)                           420,000
AMR Corp.                                                                             57,000             --
AT&T Co.                                                                             200,000             --
Abbott Laboratories                                                                   40,000           250,000
Air Products & Chemicals, Inc.                                                       150,000             --
Brinker International Inc.                                                           345,000             --
Cooper Industries, Inc. 7.05% Conv. Sub. Debs.
   due 2015                                                                       $1,261,000        $3,279,000
Granite Construction Inc.                                                            365,000             --
Home Depot, Inc.                                                                      80,000             --
Houghton Mifflin Co.                                                                 175,400             --
Inco Ltd. 7.75% Conv. Debs. due 2016                                              $5,000,000             --
Intel Corp.                                                                           10,000            75,000
International Flavors & Fragrances, Inc.                                             100,000             --
Lilly (Eli) & Co.                                                                     19,200           150,000
Lincoln National Corp.                                                               140,000             --
Rockwell International Corp.                                                          35,000           215,000
Ryder System, Inc.                                                                   100,000           400,000

----------------
(1) By stock split.
(2) Received .904 shares for each share of Duracell International Inc.
(3) Received 1 share for each share of First Chicago Corp. 5.50% DECS due 1997.
(4) Received 2.1 shares for each share of MFS Communications Co.

          A N N U A L   M E E T I N G   O F   S T O C K H O L D E R S
--------------------------------------------------------------------------------

The Annual Meeting of Stockholders was held on March 25, 1997. For those nominated, the following votes were cast for directors:



                                             votes for          votes withheld
                                             ---------          --------------

      (A) Enrique R. Arzac:                 40,291,578              598,202

      (B) Leigh Carter:                     40,238,480              651,300

      (C) Allan Comrie:                     40,139,934              749,846

      (D) Daniel E. Emerson:                40,220,757              669,023

      (E) Thomas H. Lenagh:                 40,020,574              869,206

      (F) W. David MacCallan:               40,320,778              569,002

      (G) Augustine R. Marusi:              40,060,195              829,585

      (H) W. Perry Neff:                    40,297,616              592,164

      (I) Douglas G. Ober:                  40,355,114              534,666

      (J) Landon Peters:                    40,312,152              577,628

      (K) John J. Roberts:                  40,199,367              690,413

      (L) Robert J.M. Wilson:               40,178,288              711,492



A proposal to approve and ratify the selection of Coopers & Lybrand L.L.P. as the firm of independent accountants of the Company for 1997 was approved with 40,234,669 votes for, 292,699 votes against and 362,412 votes abstaining.

       D I V I D E N D   P A Y M E N T   S C H E D U L E   A N D   T H E
    A U T O M A T I C   D I V I D E N D   R E I N V E S T M E N T   P L A N
--------------------------------------------------------------------------------

The Company presently pays dividends four times a year, as follows: (a) Three interim investment income dividends on or about March, June and September 1st.
(b) A "year-end" payment consisting of the estimated balance of the net investment income for the year and the net realized capital gain earned through October 31st, payable in late December. Stockholders may elect to receive this payment in stock or cash. In connection with this payment, all stockholders of record are sent a dividend announcement notice and an election card in mid-November. The following options are available:

(1) Full shares of stock for the combined income dividend and capital gain distribution to the extent possible.

(2) Full shares of stock for the capital gain distribution to the extent possible. Fractional shares and the income dividend are paid in cash. Without a timely response, stockholders will be paid in accordance with this option.

(3) Both the income dividend and capital gain distribution in cash.

Stockholders holding shares in "street" or brokerage accounts may make one of the above elections by notifying their brokerage house representative.

Stockholders of record of Adams stock have two additional ways to increase their investment in the Company.

The Bank of New York's Automatic Dividend Reinvestment Plan provides that its participants' four distributions are automatically invested in additional shares of Adams common stock. New shares acquired are held on a book basis by the Bank.

Additionally, after the participants' first dividend is reinvested, they are eligible to make cash payments in any amount from $25.00.

The Bank provides participants with reinvestment confirmations after each dividend or cash payment. The Bank's fee for this service is 10% of the amount received up to a maximum of $2.50 for the interim dividend payments and cash payments. There is no charge for the "year-end" distribution.

The Bank's plan also provides for the deposit of certificate shares into the participant's "book share" account for a one-time charge of $5.00.

A brochure and enrollment card may be obtained by calling the Bank at (800) 432-8224 or by writing to:

                              The Bank of New York
                              Dividend Reinvestment
                                 P.O. Box 11258
                              Church Street Station
                               New York, NY 10277